Related Parties - Summary of Products Acquisition from Pemex Industrial Transformation (Detail) - Pemex industrial transformation [member] $ in Thousands	Dec. 31, 2020 MXN ($)
Disclosure of transactions between related parties [line items]
Product	$ 11,263,922
Heavy fuel oil [member]
Disclosure of transactions between related parties [line items]
Product	6,258,996
Industrial diesel [member]
Disclosure of transactions between related parties [line items]
Product	3,426,200
Fuel oil [member]
Disclosure of transactions between related parties [line items]
Product	456,960
Transport of Natural Gas [member]
Disclosure of transactions between related parties [line items]
Product	364,512
Other [member]
Disclosure of transactions between related parties [line items]
Product	303,278
Natural Gas [member]
Disclosure of transactions between related parties [line items]
Product	263,993
Freights [member]
Disclosure of transactions between related parties [line items]
Product	$ 189,983